Expense Example, No Redemption - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	501
Expense Example, No Redemption, 5 Years	865
Expense Example, No Redemption, 10 Years	$ 1,888